Consolidated Statements of Income and Comprehensive Income (Loss) $ / shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares	Dec. 31, 2020 SGD ($) $ / shares shares	Dec. 31, 2019 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 10,920	$ 14,764	$ 21,397	$ 18,219
Cost of revenues	(9,183)	(12,416)	(15,493)	(13,268)
Gross profit	1,737	2,348	5,904	4,951
Operating expenses:
Selling and marketing expenses	(16)	(22)	(20)	(46)
General and administrative expenses	(1,677)	(2,267)	(2,350)	(2,592)
Total operating expenses	(1,693)	(2,289)	(2,370)	(2,638)
Income from operations	44	59	3,534	2,313
Other income (loss):
Other income	523	707	753	529
Interest expense	(161)	(217)	(320)	(458)
Other expense	(407)	(550)	(1,623)	(1,743)
Change in fair value in financial instrument	2	3	1	(57)
Total other income (loss)	(43)	(57)	(1,189)	(1,729)
Income before tax expense	1	2	2,345	584
Income tax expense			(618)	(242)
Net income	1	2	1,727	342
Other comprehensive income
Foreign currency translation gain/ (loss), net of taxes	(18)	(24)	54	(49)
Total comprehensive income	$ (17)	$ (22)	$ 1,781	$ 293
Net income per share attributable to ordinary shareholders
basic and diluted | (per share)	$ 0	$ 0.00	$ 0.14	$ 0.03
Weighted average number of ordinary shares used in computing net income per share
basic and diluted	12,000,000	12,000,000	12,000,000	12,000,000